Fair Value Measurement	12 Months Ended
Dec. 31, 2017
FAIR VALUE MEASUREMENT [Abstract]
Fair Value Measurements

13.           FAIR VALUE MEASUREMENT

The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2016, and 2017:

		Fair Value Measurements at Reporting Date Using
Items	As of December 31, 2016	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash equivalents	$223,793	$—	$223,793	$—
Total	$223,793	$—	$223,793	$—

		Fair Value Measurements at Reporting Date Using
Items	As of December 31, 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash equivalents	$562,800	$—	$562,800	$—
Short-term investments	339,006	—	339,006	—
Total	$901,806	$—	$901,806	$—

Cash Equivalents

The Sogou Group’s cash equivalents consist of time deposits with original maturities of three months or less, and demand deposits that are readily convertible to known amounts of cash. The fair values of cash equivalents are determined based on the pervasive interest rates in the market. The Sogou Group classifies the valuation techniques that use the pervasive interest rates input as Level 2 of fair value measurements.

Short-term Investments

The Sogou Group invested in time deposits with original maturities of more than three months and financial instruments issued by commercial banks in China which had variable interest rates indexed to the performance of underlying assets. Since the investments’ maturity dates are within one year, they are classified as short-term investments.

For time deposits with original maturities of more than three months, the fair values are determined based on the pervasive interest rates in the market. The Sogou Group classifies the valuation techniques that use the pervasive interest rates input as Level 2 of fair value measurements.

For investments in financial instruments with a variable interest rate indexed to performance of underlying assets, in accordance with ASC 825, the Sogou Group elected the fair value method at the date of initial recognition and carried these investments at fair value. Changes in the fair value are reflected in the consolidated statements of comprehensive income as other income/(expenses), net. To estimate fair value, the Sogou Group refers to the quoted rate of return provided by banks at the end of each period using the discounted cash flow method. The Sogou Group classifies the fair value measurements as Level 2 of fair value measurements. The Sogou Group recorded gains resulting from changes in the fair value of financial instruments of nil, US$823, and US$927, respectively, in other income for the years ended December 31, 2015, 2016, and 2017.